UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2004, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2005.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   February 13, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _12_

Form 13F Information Table Value Total:  $218,642


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

NEIGHBORCARE INC	     COM	64015Y104	5493	178799	  SH	DEFINED		      178799	0	0
NEXTEL COMMUNICATIONS INC    CLA	65332V103	19524	650800	  SH	DEFINED		      650800	0	0
PUBLIC SVC ENTERPRISE GROUP  COM	744573106	43770	845480	  SH	DEFINED		      845480	0	0
VERITAS SOFTWARE CO	     COM	923436109	11411	399670	  SH	DEFINED		      399670	0	0
CAESARS ENTMT INC	    FRNT4/1	127687AB7	39501	33250000  SH	DEFINED		      33250000	0	0
GOLD FIELDS LTD NEW	SPONSOREDADR	38059T106	3187	255340	  SH	DEFINED		      255340	0	0
GOLDCORP INC NEW	     COM	380956409	3273	217600	  SH	DEFINED		      217600	0	0
GUIDANT CORP	             COM	401698105	46865	650000	  SH	DEFINED		      650000	0	0
HOLLYWOOD ENTMT CORP	     COM	436141105	2650	202440	  SH	DEFINED		      202440	0	0
INTERNATIONAL STL GROUP INC  COM	460377104	32963	812700	  SH	DEFINED		      812700	0	0
KING PHARMACEUTICALS INC     COM	495582108	7440	600000	  SH	DEFINED		      600000	0	0
KING PHARMACEUTICALS INC DBCV2.750%11/1	495582AG3	2565	2651000	  SH	DEFINED		      2651000	0	0



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